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                   MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.


                  SUPPLEMENT DATED FEBRUARY 29, 1996 TO THE
              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 25, 1995



     Dennis W. Stattman is no longer a Vice President and Portfolio Manager of the Fund. Daniel V. Szemis has joined the Fund as a Portfolio Manager. Mr. Szemis is primarily responsible for the Fund's investments in North America. Mr. Szemis also joined the Investment Adviser in 1996. From 1990 to 1996, Mr. Szemis was Senior Portfolio Manager of Prudential Mutual Fund Investment Management Advisors.



Code # 18187-1095ALL
       18186-1095ALL

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